GOLDMAN SACHS EQUITY INCOME FUND

Schedule of Investments

November 30, 2020 (Unaudited)

Shares	Description	Value

Common Stocks – 99.7%
Aerospace & Defense – 1.5%
17,608	Northrop Grumman Corp.	$ 5,322,194

Banks – 6.5%
111,451	JPMorgan Chase & Co.	13,137,844
45,116	M&T Bank Corp.	5,255,563
115,853	Truist Financial Corp.	5,377,896

		23,771,303

Beverages – 1.7%
122,524	Coca-Cola Co. (The)	6,322,239

Biotechnology – 1.0%
15,806	Amgen, Inc.	3,509,564

Capital Markets – 3.6%
6,946	BlackRock, Inc.	4,850,740
23,702	CME Group, Inc.	4,148,561
39,698	Singapore Exchange Ltd. ADR (Singapore)(a)	3,967,815

		12,967,116

Chemicals – 3.5%
17,001	Ecolab, Inc.	3,776,772
34,381	Linde PLC (United Kingdom)	8,815,976

		12,592,748

Commercial Services & Supplies – 1.4%
54,390	Republic Services, Inc.	5,260,601

Communications Equipment – 2.0%
131,494	Cisco Systems, Inc.	5,656,872
73,501	Juniper Networks, Inc.	1,600,117

		7,256,989

Construction & Engineering – 0.6%
92,381	Vinci SA ADR (France)	2,346,477

Consumer Finance – 1.5%
46,855	American Express Co.	5,556,535

Containers & Packaging – 1.2%
89,292	International Paper Co.	4,418,168

Shares	Description	Value

Common Stocks – (continued)
Diversified Telecommunication Services – 3.1%
188,382	Verizon Communications, Inc.	$ 11,380,157

Electric Utilities – 1.9%
46,052	NextEra Energy, Inc.	3,388,966
50,502	Xcel Energy, Inc.	3,401,815

		6,790,781

Electrical Equipment – 1.8%
55,385	Eaton Corp. PLC	6,707,677

Electronic Equipment, Instruments & Components – 1.0%
30,639	TE Connectivity Ltd.	3,491,927

Entertainment – 2.3%
55,332	Walt Disney Co. (The)	8,189,689

Equity Real Estate Investment Trusts (REITs) – 6.0%
8,967	Alexandria Real Estate Equities, Inc. REIT	1,468,167
10,433	American Tower Corp. REIT	2,412,109
26,908	AvalonBay Communities, Inc. REIT	4,482,604
71,380	Duke Realty Corp. REIT	2,716,723
106,177	Hudson Pacific Properties, Inc. REIT	2,760,602
42,503	Prologis, Inc. REIT	4,252,425
80,799	Ventas, Inc. REIT	3,871,080

		21,963,710

Food & Staples Retailing – 3.2%
69,164	Kroger Co. (The)	2,282,412
62,118	Walmart, Inc.	9,491,009

		11,773,421

Food Products – 0.9%
56,980	Mondelez International, Inc., Class A	3,273,501

Health Care Equipment & Supplies – 3.9%
85,218	Medtronic PLC	9,689,287
30,518	Zimmer Biomet Holdings, Inc.	4,550,844

		14,240,131

Health Care Providers & Services – 2.6%
82,982	CVS Health Corp.	5,625,350

GOLDMAN SACHS EQUITY INCOME FUND

Schedule of Investments (continued)

November 30, 2020 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Health Care Providers & Services – (continued)
9,878	Humana, Inc.	$ 3,956,336

		9,581,686

Hotels, Restaurants & Leisure – 3.7%
179,682	Aramark	6,288,870
32,453	McDonald’s Corp.	7,056,580

		13,345,450

Household Products – 3.4%
34,142	Kimberly-Clark Corp.	4,756,322
55,245	Procter & Gamble Co. (The)	7,671,873

		12,428,195

Industrial Conglomerates – 1.7%
31,002	Honeywell International, Inc.	6,321,928

Insurance – 2.1%
23,897	Chubb Ltd.	3,532,693
32,812	Travelers Cos., Inc. (The)	4,254,076

		7,786,769

IT Services – 3.6%
23,914	Accenture PLC, Class A	5,956,738
26,020	Fidelity National Information Services, Inc.	3,861,628
26,255	International Business Machines Corp.	3,243,018

		13,061,384

Machinery – 3.2%
21,336	Deere & Co.	5,581,925
28,503	Illinois Tool Works, Inc.	6,016,698

		11,598,623

Media – 2.5%
177,638	Comcast Corp., Class A	8,924,533

Metals & Mining – 1.5%
82,443	Rio Tinto PLC ADR (Australia)	5,356,322

Multi-Utilities – 4.3%
59,792	Ameren Corp.	4,650,622
36,229	CMS Energy Corp.	2,229,533
56,980	National Grid PLC ADR (United Kingdom)	3,229,626

Shares	Description	Value

Common Stocks – (continued)
Multi-Utilities – (continued)
42,965	Sempra Energy	$ 5,477,178

		15,586,959

Oil, Gas & Consumable Fuels – 3.6%
102,697	Chevron Corp.	8,953,124
126,204	Royal Dutch Shell PLC, Class B ADR (Netherlands)	4,095,320

		13,048,444

Pharmaceuticals – 6.7%
129,996	Bristol-Myers Squibb Co.	8,111,750
44,670	Eli Lilly and Co.	6,506,186
68,908	Johnson & Johnson	9,969,609

		24,587,545

Road & Rail – 1.1%
18,928	Union Pacific Corp.	3,862,826

Semiconductors & Semiconductor Equipment – 4.6%
26,365	Analog Devices, Inc.	3,666,844
54,244	Intel Corp.	2,622,698
74,463	Marvell Technology Group Ltd.	3,446,892
23,872	QUALCOMM, Inc.	3,513,242
22,850	Texas Instruments, Inc.	3,684,563

		16,934,239

Software – 1.5%
26,223	Microsoft Corp.	5,613,558

Specialty Retail – 2.3%
30,486	Home Depot, Inc. (The)	8,457,121

Technology Hardware, Storage & Peripherals – 0.7%
21,610	Apple, Inc.	2,572,671

Water Utilities – 2.0%
47,581	American Water Works Co., Inc.	7,297,974

TOTAL COMMON STOCKS (Cost $296,131,250)		$363,501,155

GOLDMAN SACHS EQUITY INCOME FUND

Schedule of Investments (continued)

November 30, 2020 (Unaudited)

Shares	Dividend Rate	Value

Investment Company – 0.0%(b)
Goldman Sachs Financial Square Government Fund – Institutional Shares
177,732	0.016%	$ 177,732
(Cost $177,732)

TOTAL INVESTMENTS BEFORE SECURITIES LENDING REINVESTMENT VEHICLE (Cost $296,308,982)		$363,678,887

Securities Lending Reinvestment Vehicle – 0.0%(b)
Goldman Sachs Financial Square Government Fund – Institutional Shares
10,665	0.016%	$ 10,665
(Cost $10,665)

TOTAL INVESTMENTS – 99.7% (Cost $296,319,647)		$363,689,552

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.3%		1,002,203

NET ASSETS – 100.0%		$364,691,755

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	All or a portion of security is on loan.

(b)	Represents an affiliated issuer.

Investment Abbreviations:
ADR	— American Depositary Receipt
PLC	— Public Limited Company
REIT	— Real Estate Investment Trust

GOLDMAN SACHS FOCUSED VALUE FUND

Schedule of Investments

November 30, 2020 (Unaudited)

Shares	Description	Value

Common Stocks – 97.0%
Aerospace & Defense – 1.7%
1,077	L3Harris Technologies, Inc.	$ 206,773

Auto Components – 3.2%
3,274	Aptiv PLC	388,624

Banks – 8.1%
3,418	JPMorgan Chase & Co.	402,914
4,975	Truist Financial Corp.	230,939
12,679	Wells Fargo & Co.	346,771

		980,624

Beverages – 2.7%
6,360	Coca-Cola Co. (The)	328,176

Capital Markets – 2.3%
2,683	Intercontinental Exchange, Inc.	283,083

Chemicals – 5.4%
1,679	Ecolab, Inc.	372,990
1,109	Linde PLC (United Kingdom)	284,370

		657,360

Commercial Services & Supplies – 2.0%
2,362	Waste Connections, Inc.	245,601

Construction Materials – 2.0%
935	Martin Marietta Materials, Inc.	248,364

Consumer Finance – 3.0%
3,053	American Express Co.	362,055

Electric Utilities – 2.9%
4,820	NextEra Energy, Inc.	354,704

Entertainment – 4.0%
3,291	Walt Disney Co. (The)	487,101

Equity Real Estate Investment Trusts (REITs) – 4.6%
2,095	Alexandria Real Estate Equities, Inc. REIT	343,014
1,278	AvalonBay Communities, Inc. REIT	212,902

		555,916

Shares	Description	Value

Common Stocks – (continued)
Food & Staples Retailing – 2.5%
1,998	Walmart, Inc.	$ 305,274

Food Products – 2.3%
4,900	Mondelez International, Inc., Class A	281,505

Health Care Equipment & Supplies – 3.5%
2,884	Zimmer Biomet Holdings, Inc.	430,062

Health Care Providers & Services – 2.4%
739	Humana, Inc.	295,984

Hotels, Restaurants & Leisure – 1.6%
3,533	Las Vegas Sands Corp.	196,823
Industrial Conglomerates – 7.3%
43,663	General Electric Co.	444,489
2,160	Honeywell International, Inc.	440,467

		884,956

Interactive Media & Services – 3.9%
269	Alphabet, Inc., Class A*	471,934

IT Services – 1.5%
1,248	Fidelity National Information Services, Inc.	185,216

Machinery – 4.9%
1,165	Deere & Co.	304,787
1,361	Illinois Tool Works, Inc.	287,294

		592,081

Media – 3.1%
7,437	Comcast Corp., Class A	373,635

Multi-Utilities – 3.3%
5,161	Ameren Corp.	401,423

Oil, Gas & Consumable Fuels – 2.8%
3,860	Chevron Corp.	336,515

Pharmaceuticals – 4.8%
4,905	Bristol-Myers Squibb Co.	306,072
1,891	Eli Lilly and Co.	275,424

		581,496

GOLDMAN SACHS FOCUSED VALUE FUND

Schedule of Investments (continued)

November 30, 2020 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Road & Rail – 3.5%
2,059	Union Pacific Corp.	$ 420,201

Semiconductors & Semiconductor Equipment – 3.7%
2,821	NXP Semiconductors NV (Netherlands)	446,903

Software – 4.0%
551	Intuit, Inc.	193,963
1,372	Microsoft Corp.	293,704

		487,667

TOTAL COMMON STOCKS (Cost $9,875,614)		$11,790,056

Shares	Dividend Rate	Value

Investment Company – 2.5%(a)
Goldman Sachs Financial Square Government Fund – Institutional Shares
301,338	0.016%	$ 301,338
(Cost $301,338)

TOTAL INVESTMENTS – 99.5% (Cost $10,176,952)		$12,091,394

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.5%		61,559

NET ASSETS – 100.0%		$12,152,953

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	Represents an affiliated issuer.

Investment Abbreviations:
PLC	— Public Limited Company
REIT	— Real Estate Investment Trust

GOLDMAN SACHS LARGE CAP VALUE FUND

Schedule of Investments

November 30, 2020 (Unaudited)

Shares	Description	Value

Common Stocks – 97.5%
Aerospace & Defense – 1.0%
22,538	L3Harris Technologies, Inc.	$ 4,327,071

Airlines – 0.8%
79,981	United Airlines Holdings, Inc.*	3,603,144

Auto Components – 1.3%
47,645	Aptiv PLC	5,655,462

Automobiles – 0.9%
82,557	General Motors Co.	3,619,299

Banks – 8.0%
116,718	JPMorgan Chase & Co.	13,758,718
47,805	M&T Bank Corp.	5,568,804
140,433	Truist Financial Corp.	6,518,900
295,923	Wells Fargo & Co.	8,093,494

		33,939,916

Beverages – 2.7%
128,403	Coca-Cola Co. (The)	6,625,595
22,975	Constellation Brands, Inc., Class A	4,729,174

		11,354,769

Biotechnology – 1.0%
21,244	Agios Pharmaceuticals, Inc.*	984,022
2,785	Biogen, Inc.*	668,873
10,151	BioMarin Pharmaceutical, Inc.*	798,884
23,388	Genmab A/S ADR (Denmark)*	903,011
5,497	Sarepta Therapeutics, Inc.*	774,307

		4,129,097

Capital Markets – 2.6%
10,750	BlackRock, Inc.	7,507,263
34,857	Intercontinental Exchange, Inc.	3,677,762

		11,185,025

Chemicals – 3.0%
25,264	Ecolab, Inc.	5,612,398
28,158	Linde PLC (United Kingdom)	7,220,274

		12,832,672

Commercial Services & Supplies – 0.7%
30,686	Waste Connections, Inc.	3,190,730

Shares	Description	Value

Common Stocks – (continued)
Communications Equipment – 1.3%
79,548	Cisco Systems, Inc.	$ 3,422,155
92,058	Juniper Networks, Inc.	2,004,103

		5,426,258

Construction Materials – 0.9%
14,399	Martin Marietta Materials, Inc.	3,824,806

Consumer Finance – 1.6%
56,572	American Express Co.	6,708,874

Containers & Packaging – 1.0%
34,070	Packaging Corp. of America	4,429,100

Diversified Financial Services – 1.4%
25,728	Berkshire Hathaway, Inc., Class B*	5,889,396

Diversified Telecommunication Services – 2.5%
179,079	Verizon Communications, Inc.	10,818,162

Electric Utilities – 3.4%
127,776	NextEra Energy, Inc.	9,403,036
75,456	Xcel Energy, Inc.	5,082,716

		14,485,752

Entertainment – 3.6%
20,615	Electronic Arts, Inc.*	2,633,566
86,943	Walt Disney Co. (The)	12,868,434

		15,502,000

Equity Real Estate Investment Trusts (REITs) – 4.6%
23,208	Alexandria Real Estate Equities, Inc. REIT	3,799,846
25,493	AvalonBay Communities, Inc. REIT	4,246,879
40,128	Extra Space Storage, Inc. REIT	4,523,629
39,342	Prologis, Inc. REIT	3,936,167
51,196	Welltower, Inc. REIT	3,224,324

		19,730,845

Food & Staples Retailing – 1.9%
54,212	Walmart, Inc.	8,283,051

Food Products – 1.0%
77,817	Mondelez International, Inc., Class A	4,470,587

Gas Utilities – 0.6%
26,673	Atmos Energy Corp.	2,557,674

GOLDMAN SACHS LARGE CAP VALUE FUND

Schedule of Investments (continued)

November 30, 2020 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Health Care Equipment & Supplies – 4.2%
130,860	Boston Scientific Corp.*	$ 4,338,009
62,996	Medtronic PLC	7,162,645
41,859	Zimmer Biomet Holdings, Inc.	6,242,014

		17,742,668

Health Care Providers & Services – 1.9%
59,712	CVS Health Corp.	4,047,876
9,730	Humana, Inc.	3,897,060

		7,944,936

Hotels, Restaurants & Leisure – 3.7%
49,569	Hilton Worldwide Holdings, Inc.	5,136,835
48,469	Las Vegas Sands Corp.	2,700,208
36,036	McDonald’s Corp.	7,835,668

		15,672,711

Household Products – 1.5%
45,794	Procter & Gamble Co. (The)	6,359,413

Industrial Conglomerates – 3.6%
813,386	General Electric Co.	8,280,269
33,975	Honeywell International, Inc.	6,928,182

		15,208,451

Insurance – 3.3%
42,961	Allstate Corp. (The)	4,397,058
52,481	American Financial Group, Inc.	4,692,326
34,778	Chubb Ltd.	5,141,232

		14,230,616

Interactive Media & Services – 1.9%
4,572	Alphabet, Inc., Class A*	8,021,117

IT Services – 4.1%
61,844	Cognizant Technology Solutions Corp., Class A	4,831,872
36,194	Fidelity National Information Services, Inc.	5,371,551
36,809	International Business Machines Corp.	4,546,648
12,826	Visa, Inc., Class A	2,697,949

		17,448,020

Leisure Products – 0.8%
47,701	Brunswick Corp.	3,560,403

Shares	Description	Value

Common Stocks – (continued)
Machinery – 3.3%
22,728	Deere & Co.	$ 5,946,099
26,350	Illinois Tool Works, Inc.	5,562,222
14,786	Stanley Black & Decker, Inc.	2,725,208

		14,233,529

Media – 2.0%
169,717	Comcast Corp., Class A	8,526,582

Multi-Utilities – 1.8%
52,245	Ameren Corp.	4,063,616
60,900	CMS Energy Corp.	3,747,786

		7,811,402

Oil, Gas & Consumable Fuels – 3.6%
47,446	Cheniere Energy, Inc.*	2,689,714
97,410	Chevron Corp.	8,492,204
107,572	ConocoPhillips	4,255,548

		15,437,466

Pharmaceuticals – 4.1%
101,269	Bristol-Myers Squibb Co.	6,319,186
23,287	Eli Lilly and Co.	3,391,751
52,621	Johnson & Johnson	7,613,206

		17,324,143

Road & Rail – 3.0%
22,109	Norfolk Southern Corp.	5,240,275
36,568	Union Pacific Corp.	7,462,798

		12,703,073

Semiconductors & Semiconductor Equipment – 4.5%
45,479	Intel Corp.	2,198,910
64,033	Marvell Technology Group Ltd.	2,964,087
32,584	NXP Semiconductors NV (Netherlands)	5,161,957
27,463	QUALCOMM, Inc.	4,041,730
28,831	Texas Instruments, Inc.	4,648,999

		19,015,683

Software – 1.3%
7,317	Intuit, Inc.	2,575,730
12,982	Microsoft Corp.	2,779,057

		5,354,787

GOLDMAN SACHS LARGE CAP VALUE FUND

Schedule of Investments (continued)

November 30, 2020 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Specialty Retail – 2.1%
27,303	Lowe’s Cos., Inc.	$ 4,254,354
5,035	O’Reilly Automotive, Inc.*	2,227,685
21,008	Ross Stores, Inc.	2,258,780

		8,740,819

Water Utilities – 1.0%
28,640	American Water Works Co., Inc.	4,392,803

TOTAL COMMON STOCKS (Cost $336,644,446)		$415,692,312

Shares	Dividend Rate	Value

Investment Company – 2.2%(a)
Goldman Sachs Financial Square Government Fund – Institutional Shares
9,430,898	0.016%	$ 9,430,898
(Cost $9,430,898)

TOTAL INVESTMENTS – 99.7% (Cost $346,075,344)		$425,123,210

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.3%		1,393,356

NET ASSETS – 100.0%		$426,516,566

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	Represents an affiliated issuer.

Investment Abbreviations:
ADR	— American Depositary Receipt
PLC	— Public Limited Company
REIT	— Real Estate Investment Trust

GOLDMAN SACHS MID CAP VALUE FUND

Schedule of Investments

November 30, 2020 (Unaudited)

Shares	Description	Value

Common Stocks – 99.9%
Aerospace & Defense – 1.3%
31,593	L3Harris Technologies, Inc.	$ 6,065,540
12,782	TransDigm Group, Inc.	7,403,207

		13,468,747

Airlines – 1.6%
370,688	United Airlines Holdings, Inc.*	16,699,494

Auto Components – 1.5%
131,141	Aptiv PLC	15,566,437

Banks – 5.5%
154,355	Citizens Financial Group, Inc.	5,041,234
181,521	East West Bancorp, Inc.	7,754,577
44,448	First Republic Bank	5,758,683
100,934	M&T Bank Corp.	11,757,802
195,918	Pinnacle Financial Partners, Inc.	10,610,919
45,652	SVB Financial Group*	15,743,549

		56,666,764

Beverages – 2.2%
255,635	Coca-Cola European Partners PLC (United Kingdom)	11,421,772
57,190	Constellation Brands, Inc., Class A	11,771,989

		23,193,761

Biotechnology – 0.6%
77,536	Agios Pharmaceuticals, Inc.*	3,591,467
19,231	Sarepta Therapeutics, Inc.*	2,708,879

		6,300,346

Building Products – 0.8%
58,085	Trane Technologies PLC	8,494,350

Capital Markets – 2.4%
199,787	Bank of New York Mellon Corp. (The)	7,815,667
56,182	Evercore, Inc., Class A	5,108,629
84,371	Raymond James Financial, Inc.	7,673,543
31,804	T. Rowe Price Group, Inc.	4,561,012

		25,158,851

Chemicals – 2.5%
113,244	Ashland Global Holdings, Inc.	8,512,551

Shares	Description	Value

Common Stocks – (continued)
Chemicals – (continued)
463,646	Corteva, Inc.	$ 17,766,915

		26,279,466

Communications Equipment – 2.4%
280,857	Juniper Networks, Inc.	6,114,257
49,785	Motorola Solutions, Inc.	8,539,621
788,788	Viavi Solutions, Inc.*	10,684,133

		25,338,011

Construction Materials – 0.9%
35,181	Martin Marietta Materials, Inc.	9,345,129

Consumer Finance – 2.4%
262,006	Ally Financial, Inc.	7,768,478
227,624	Discover Financial Services	17,338,120

		25,106,598

Containers & Packaging – 2.7%
161,892	Ball Corp.	15,543,251
99,009	Packaging Corp. of America	12,871,170

		28,414,421

Diversified Financial Services – 0.5%
95,611	Voya Financial, Inc.	5,510,062

Electric Utilities – 1.9%
102,327	Eversource Energy	8,954,636
163,240	Xcel Energy, Inc.	10,995,846

		19,950,482

Electrical Equipment – 3.2%
175,497	AMETEK, Inc.	20,801,659
50,184	Rockwell Automation, Inc.	12,825,023

		33,626,682

Electronic Equipment, Instruments & Components – 1.3%
153,608	National Instruments Corp.	5,749,547
222,941	Vontier Corp.*	7,394,953

		13,144,500

Entertainment – 1.8%
249,043	Liberty Media Corp.-Liberty Formula One, Class C*	10,405,017

GOLDMAN SACHS MID CAP VALUE FUND

Schedule of Investments (continued)

November 30, 2020 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Entertainment – (continued)
126,277	Live Nation Entertainment, Inc.*	$ 8,290,085

		18,695,102

Equity Real Estate Investment Trusts (REITs) – 9.3%
58,192	Alexandria Real Estate Equities, Inc. REIT	9,527,776
56,787	AvalonBay Communities, Inc. REIT	9,460,146
71,252	Camden Property Trust REIT	7,041,835
64,748	CyrusOne, Inc. REIT	4,526,533
116,654	Duke Realty Corp. REIT	4,439,851
125,189	Equity LifeStyle Properties, Inc. REIT	7,334,824
28,419	Essex Property Trust, Inc. REIT	6,987,664
325,885	Healthpeak Properties, Inc. REIT	9,405,041
169,275	Hudson Pacific Properties, Inc. REIT	4,401,150
244,587	Invitation Homes, Inc. REIT	6,990,297
233,607	MGM Growth Properties LLC, Class A REIT	7,141,366
63,448	Prologis, Inc. REIT	6,347,972
203,477	Welltower, Inc. REIT	12,814,981

		96,419,436

Food & Staples Retailing – 0.6%
136,821	Performance Food Group Co.*	5,935,295

Food Products – 2.2%
38,964	McCormick & Co., Inc.	7,285,489
418,781	Nomad Foods Ltd. (United Kingdom)*	10,113,561
268,889	Utz Brands, Inc. (a)	5,426,180

		22,825,230

Gas Utilities – 0.9%
94,126	Atmos Energy Corp.	9,025,742

Health Care Equipment & Supplies – 3.7%
29,347	Cooper Cos., Inc. (The)	9,837,701
97,305	Hologic, Inc.*	6,726,695
144,959	Zimmer Biomet Holdings, Inc.	21,616,286

		38,180,682

Health Care Providers & Services – 1.2%
83,289	Centene Corp.*	5,134,767
61,860	Quest Diagnostics, Inc.	7,669,403

		12,804,170

Health Care Technology – 1.0%
573,650	Change Healthcare, Inc.*	9,826,625

Shares	Description	Value

Common Stocks – (continued)
Hotels, Restaurants & Leisure – 3.8%
262,852	Aramark	$ 9,199,820
177,493	Wyndham Hotels & Resorts, Inc.	10,205,847
110,139	Wynn Resorts Ltd.	11,068,970
88,828	Yum! Brands, Inc.	9,398,002

		39,872,639

Household Durables – 1.0%
129,138	Lennar Corp., Class A	9,796,409

Independent Power and Renewable Electricity Producers – 1.2%
243,400	AES Corp. (The)	4,975,096
119,251	NextEra Energy Partners LP	7,568,861

		12,543,957

Insurance – 5.3%
9,513	Alleghany Corp.	5,471,878
104,720	American Financial Group, Inc.	9,363,015
71,436	Arthur J Gallagher & Co.	8,244,429
139,814	Brown & Brown, Inc.	6,295,824
73,198	Globe Life, Inc.	6,814,734
11,960	Markel Corp.*	11,647,007
57,875	Reinsurance Group of America, Inc.	6,671,830

		54,508,717

Interactive Media & Services – 1.0%
72,481	Match Group, Inc.*	10,090,080

Internet & Direct Marketing Retail – 1.3%
105,103	Expedia Group, Inc.	13,084,272

IT Services – 1.8%
48,058	Akamai Technologies, Inc.*	4,974,484
69,758	Cognizant Technology Solutions Corp., Class A	5,450,193
44,377	WEX, Inc.*	7,687,871

		18,112,548

Leisure Products – 1.0%
144,771	Brunswick Corp.	10,805,707

Machinery – 7.0%
61,341	Cummins, Inc.	14,180,199
206,510	Fortive Corp.	14,482,546
185,926	Graco, Inc.	12,594,627

GOLDMAN SACHS MID CAP VALUE FUND

Schedule of Investments (continued)

November 30, 2020 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Machinery – (continued)
42,972	IDEX Corp.	$ 8,300,042
240,435	ITT, Inc.	17,462,794
28,040	Stanley Black & Decker, Inc.	5,168,053

		72,188,261

Media – 1.7%
55,159	Liberty Broadband Corp., Class C*	8,679,269
224,961	Liberty Media Corp.-Liberty SiriusXM, Class A*	9,209,903

		17,889,172

Metals & Mining – 1.3%
576,486	Freeport-McMoRan, Inc.	13,484,008

Multi-Utilities – 3.8%
159,071	Ameren Corp.	12,372,542
176,043	CMS Energy Corp.	10,833,686
154,555	Public Service Enterprise Group, Inc.	9,007,466
55,371	Sempra Energy	7,058,695

		39,272,389

Oil, Gas & Consumable Fuels – 2.9%
247,679	Cheniere Energy, Inc.*	14,040,923
156,268	Hess Corp.	7,372,724
671,600	Parsley Energy, Inc., Class A	8,415,148

		29,828,795

Pharmaceuticals – 1.3%
139,989	Catalent, Inc.*	13,458,542

Road & Rail – 1.4%
71,942	Old Dominion Freight Line, Inc.	14,630,125

Semiconductors & Semiconductor Equipment – 4.8%
66,626	Cree, Inc.*	6,022,324
423,340	Marvell Technology Group Ltd.	19,596,409
65,890	Microchip Technology, Inc.	8,854,957
41,540	MKS Instruments, Inc.	5,731,689
63,002	NXP Semiconductors NV (Netherlands)	9,980,777

		50,186,156

Specialty Retail – 2.9%
65,057	Advance Auto Parts, Inc.	9,608,919
30,443	Burlington Stores, Inc.*	6,653,013

Shares	Description	Value

Common Stocks – (continued)
Specialty Retail – (continued)
112,287	National Vision Holdings, Inc.*	$ 4,807,006
20,705	RH*	9,382,678

		30,451,616

Trading Companies & Distributors – 0.9%
195,816	Fastenal Co.	9,683,101

Water Utilities – 1.1%
73,062	American Water Works Co., Inc.	11,206,250

TOTAL INVESTMENTS BEFORE SECURITIES LENDING REINVESTMENT VEHICLE (Cost $814,713,394)		$1,037,069,127

Shares	Dividend Rate	Value

Securities Lending Reinvestment Vehicle – 0.1%(b)
Goldman Sachs Financial Square Government Fund – Institutional Shares
1,440,050	0.016%	$ 1,440,050
(Cost $1,440,050)

TOTAL INVESTMENTS – 100.0% (Cost $816,153,444)		$1,038,509,177

LIABILITIES IN EXCESS OF OTHER ASSETS – (0.0)%		(607,602)

NET ASSETS – 100.0%		$1,037,901,575

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	All or a portion of security is on loan.

(b)	Represents an affiliated issuer.

Investment Abbreviations:
LP	— Limited Partnership
PLC	— Public Limited Company
REIT	— Real Estate Investment Trust

GOLDMAN SACHS SMALL CAP VALUE FUND

Schedule of Investments

November 30, 2020 (Unaudited)

Shares	Description	Value

Common Stocks – 98.8%
Aerospace & Defense – 1.8%
660,570	AAR Corp.	$ 18,740,371
312,067	Aerojet Rocketdyne Holdings, Inc.*	11,680,668
102,406	Cubic Corp.	5,996,896
118,889	Curtiss-Wright Corp.	13,703,146
274,578	Ducommun, Inc.*	13,652,018
485,694	Kaman Corp.	25,396,939

		89,170,038

Air Freight & Logistics – 0.2%
376,284	Air Transport Services Group, Inc.*	11,566,970

Airlines – 0.6%
80,810	Allegiant Travel Co.	13,753,054
420,989	SkyWest, Inc.	18,073,058

		31,826,112

Auto Components – 1.6%
1,257,434	Adient PLC*	39,345,110
406,417	Cooper Tire & Rubber Co.	16,146,947
115,579	Visteon Corp.*	13,967,722
286,989	Workhorse Group, Inc.*(a)	7,280,911

		76,740,690

Banks – 15.4%
354,515	Amalgamated Bank, Class A	4,509,431
1,061,077	Ameris Bancorp	36,087,229
970,238	Atlantic Union Bankshares Corp.	29,019,819
1,219,599	BancorpSouth Bank	30,916,835
119,676	Bank of Hawaii Corp.	8,961,339
677,031	Banner Corp.	27,981,691
1,402,847	Brookline Bancorp, Inc.	15,950,370
99,336	Bryn Mawr Bank Corp.	2,962,199
1,029,594	Columbia Banking System, Inc.	32,545,466
565,332	Community Bank System, Inc.	35,191,917
886,605	ConnectOne Bancorp, Inc.	15,719,507
1,598,621	CVB Financial Corp.	30,357,813
730,580	FB Financial Corp.	23,320,114

Shares	Description	Value

Common Stocks – (continued)
Banks – (continued)
847,900	First Financial Bankshares, Inc.	$ 28,336,818
943,610	First Merchants Corp.	31,441,085
659,503	First Midwest Bancorp, Inc.	9,226,447
197,168	First of Long Island Corp. (The)	3,314,394
422,861	German American Bancorp, Inc.	13,506,180
968,266	Glacier Bancorp, Inc.	39,476,205
605,427	Great Western Bancorp, Inc.	9,947,166
643,945	Heritage Financial Corp.	14,984,600
1,211,877	Home BancShares, Inc.	22,431,843
490,770	Independent Bank Corp.	33,195,683
602,883	Lakeland Financial Corp.	30,620,427
1,125,240	OceanFirst Financial Corp.	17,745,035
875,568	Pacific Premier Bancorp, Inc.	25,233,870
494,711	PacWest Bancorp	11,506,978
403,611	Pinnacle Financial Partners, Inc.	21,859,572
1,141,102	Renasant Corp.	35,225,819
172,140	Sandy Spring Bancorp, Inc.	5,071,244
639,728	South State Corp.	42,522,720
615,850	Towne Bank	13,394,737
553,444	TriCo Bancshares	18,130,825
1,431,033	United Community Banks, Inc.	34,215,999

		754,911,377

Biotechnology – 0.4%
214,810	Arena Pharmaceuticals, Inc.*	14,149,535
66,813	Emergent BioSolutions, Inc.*	5,473,989

		19,623,524

Building Products – 1.6%
250,115	AZEK Co., Inc. (The)*	8,934,108
332,114	Gibraltar Industries, Inc.*	21,740,182
727,648	Griffon Corp.	15,171,461
1,646,064	Resideo Technologies, Inc.*	30,435,723

		76,281,474

Capital Markets – 2.2%
273,113	Hamilton Lane, Inc., Class A	19,085,136

GOLDMAN SACHS SMALL CAP VALUE FUND

Schedule of Investments (continued)

November 30, 2020 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Capital Markets – (continued)
266,270	Houlihan Lokey, Inc.	$ 17,248,971
250,619	PJT Partners, Inc., Class A	17,362,884
696,276	Stifel Financial Corp.	48,251,927
231,819	Virtu Financial, Inc., Class A	5,283,155

		107,232,073

Chemicals – 1.9%
1,509,685	Avient Corp.	55,178,987
363,256	HB Fuller Co.	19,009,186
365,706	Kraton Corp.*	9,874,062
34,513	Quaker Chemical Corp.	8,524,711
19,979	Stepan Co.	2,320,761

		94,907,707

Commercial Services & Supplies – 1.1%
584,023	ABM Industries, Inc.	22,484,886
322,654	Brady Corp., Class A	14,254,854
280,202	Casella Waste Systems, Inc., Class A*	16,862,556

		53,602,296

Communications Equipment – 1.1%
242,648	InterDigital, Inc.	14,537,042
751,401	NetScout Systems, Inc.*	17,597,811
1,462,122	Viavi Solutions, Inc.*	19,804,442

		51,939,295

Construction & Engineering – 2.1%
262,277	AECOM*	13,609,554
322,547	EMCOR Group, Inc.	27,797,100
683,508	MasTec, Inc.*	38,761,739
1,044,302	WillScot Mobile Mini Holdings Corp.*	22,462,936

		102,631,329

Construction Materials – 0.4%
953,871	Summit Materials, Inc., Class A*	18,123,549

Shares	Description	Value

Common Stocks – (continued)
Consumer Finance – 0.7%
174,964	FirstCash, Inc.	$ 11,239,687
316,551	Green Dot Corp., Class A*	16,954,472
268,309	Oportun Financial Corp.*	4,537,105

		32,731,264

Diversified Consumer Services – 0.2%
728,899	Laureate Education, Inc., Class A*	10,350,366

Diversified Financial Services – 0.1%
178,298	Alerus Financial Corp.	4,284,501

Diversified Telecommunication Services – 0.3%
1,307,195	Vonage Holdings Corp.*	16,810,528

Electric Utilities – 2.5%
464,427	ALLETE, Inc.	26,119,374
127,512	IDACORP, Inc.	11,550,037
333,295	MGE Energy, Inc.	22,887,368
570,993	PNM Resources, Inc.	28,041,466
822,841	Portland General Electric Co.	34,049,161

		122,647,406

Electronic Equipment, Instruments & Components – 2.2%
625,393	CTS Corp.	19,049,471
276,627	FARO Technologies, Inc.*	18,290,577
231,029	II-VI, Inc.*	15,629,112
742,931	Knowles Corp.*	12,614,969
158,243	Rogers Corp.*	23,247,479
1,549,403	TTM Technologies, Inc.*	20,235,203

		109,066,811

Energy Equipment & Services – 1.0%
733,138	Cactus, Inc., Class A	17,008,802
2,865,423	ChampionX Corp.*	34,041,225

		51,050,027

Entertainment – 0.3%
773,141	IMAX Corp.*	11,465,681

GOLDMAN SACHS SMALL CAP VALUE FUND

Schedule of Investments (continued)

November 30, 2020 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Entertainment – (continued)
39,833	Live Nation Entertainment, Inc.*	$ 2,615,036

		14,080,717

Equity Real Estate Investment Trusts (REITs) – 8.9%
2,023,809	Acadia Realty Trust REIT	28,738,088
1,446,481	Columbia Property Trust, Inc. REIT	20,221,804
319,825	CyrusOne, Inc. REIT	22,358,966
1,202,930	Healthcare Realty Trust, Inc. REIT	35,486,435
735,415	Hudson Pacific Properties, Inc. REIT	19,120,790
204,463	Life Storage, Inc. REIT	22,433,680
544,986	National Health Investors, Inc. REIT	35,238,795
1,346,315	Park Hotels & Resorts, Inc. REIT	21,971,861
2,404,299	Pebblebrook Hotel Trust REIT	44,479,532
1,665,460	Physicians Realty Trust REIT	28,895,731
800,500	Preferred Apartment Communities, Inc., Class A REIT	6,251,905
188,173	PS Business Parks, Inc. REIT	24,801,201
2,415,087	RLJ Lodging Trust REIT	29,778,023
254,228	Safehold, Inc. REIT	17,305,300
1,290,766	STAG Industrial, Inc. REIT	38,439,011
691,665	Terreno Realty Corp. REIT	40,075,070

		435,596,192

Food & Staples Retailing – 1.0%
174,323	BJ’s Wholesale Club Holdings, Inc.*	7,145,500
1,010,076	Performance Food Group Co.*	43,817,097

		50,962,597

Food Products – 2.4%
1,298,434	Darling Ingredients, Inc.*	62,688,393
1,287,055	Hostess Brands, Inc.*	17,439,595
53,208	Sanderson Farms, Inc.	7,275,130
707,720	Simply Good Foods Co. (The)*	15,385,833
797,955	Utz Brands, Inc. (a)	16,102,732

		118,891,683

Shares	Description	Value

Common Stocks – (continued)
Gas Utilities – 1.3%
188,707	Chesapeake Utilities Corp.	$ 19,627,415
534,551	ONE Gas, Inc.	42,325,748

		61,953,163

Health Care Equipment & Supplies – 1.9%
678,483	Avanos Medical, Inc.*	28,760,894
240,565	CONMED Corp.	24,511,168
149,844	Globus Medical, Inc., Class A*	9,002,628
190,681	LivaNova PLC*	10,077,491
312,849	Merit Medical Systems, Inc.*	17,228,594
19,285	Mesa Laboratories, Inc.	5,240,892

		94,821,667
Health Care Providers & Services – 1.8%

507,669	Acadia Healthcare Co., Inc.*	21,550,549
249,569	AMN Healthcare Services, Inc.*	16,261,916
232,534	Magellan Health, Inc.*	18,381,813
463,217	Owens & Minor, Inc.	11,932,470
675,473	Tenet Healthcare Corp.*	21,230,116

		89,356,864

Health Care Technology – 0.6%
1,276,069	Allscripts Healthcare Solutions, Inc.*	17,456,624
427,269	HMS Holdings Corp.*	13,424,792

		30,881,416

Hotels, Restaurants & Leisure – 4.3%
1,077,936	Boyd Gaming Corp.	41,489,757
578,717	Brinker International, Inc.	28,999,509
401,483	Caesars Entertainment, Inc.*	27,349,022
181,308	Jack in the Box, Inc.	16,678,523
327,295	Marriott Vacations Worldwide Corp.	41,674,472
271,326	Penn National Gaming, Inc.*	18,992,820
836,556	SeaWorld Entertainment, Inc.*	23,339,912
292,145	Wyndham Destinations, Inc.	12,287,619

		210,811,634

GOLDMAN SACHS SMALL CAP VALUE FUND

Schedule of Investments (continued)

November 30, 2020 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Household Durables – 1.9%
32,099	Helen of Troy Ltd.*	$ 6,483,677
270,545	KB Home	9,523,184
357,027	Meritage Homes Corp.*	32,185,984
1,030,194	Taylor Morrison Home Corp.*	26,043,304
106,090	TopBuild Corp.*	18,484,061

		92,720,210

Insurance – 4.1%
224,172	AMERISAFE, Inc.	12,268,934
527,687	BRP Group, Inc., Class A*	15,540,382
392,324	CNO Financial Group, Inc.	8,348,655
128,583	Enstar Group Ltd.*	24,338,190
173,601	Kemper Corp.	13,011,395
101,296	Kinsale Capital Group, Inc.	24,327,247
220,631	Palomar Holdings, Inc.*	14,583,709
231,670	Primerica, Inc.	30,179,651
250,643	RLI Corp.	23,994,055
526,982	Selective Insurance Group, Inc.	32,578,027

		199,170,245

IT Services – 1.5%
2,027,617	KBR, Inc.	56,306,924
218,436	ManTech International Corp., Class A	16,813,019

		73,119,943

Leisure Products – 0.4%
520,669	Callaway Golf Co.	11,064,216
155,583	Malibu Boats, Inc., Class A*	8,866,675

		19,930,891

Life Sciences Tools & Services – 0.8%
443,459	Luminex Corp.	10,523,282
132,916	PRA Health Sciences, Inc.*	14,913,175
242,807	Syneos Health, Inc.*	15,986,413

		41,422,870

Shares	Description	Value

Common Stocks – (continued)
Machinery – 6.6%
437,296	Astec Industries, Inc.	$ 25,363,168
341,643	Chart Industries, Inc.*	35,312,220
344,847	CIRCOR International, Inc.*	11,404,090
816,962	Colfax Corp.*	29,475,989
510,788	Columbus McKinnon Corp.	19,302,679
545,479	Federal Signal Corp.	16,926,213
887,327	Kennametal, Inc.	31,047,572
197,038	Navistar International Corp.*	8,720,902
1,335,218	Rexnord Corp.	50,084,027
553,303	SPX FLOW, Inc.*	29,645,975
339,566	Timken Co. (The)	24,937,727
805,229	TriMas Corp.*	21,523,771
158,733	Watts Water Technologies, Inc., Class A	18,595,571

		322,339,904

Media – 0.9%
254,888	Nexstar Media Group, Inc., Class A	26,826,962
1,183,976	TEGNA, Inc.	17,061,094

		43,888,056

Metals & Mining – 3.3%
833,409	Alcoa Corp.*	16,584,839
1,515,405	Arconic Corp.*	41,688,791
3,058,495	Cleveland-Cliffs, Inc. (a)	33,674,030
1,943,096	Coeur Mining, Inc.*	13,776,551
909,604	Commercial Metals Co.	18,110,216
1,769,886	Constellium SE*	22,371,359
860,428	Sandstorm Gold Ltd. (Canada)*	6,272,520
386,857	Warrior Met Coal, Inc.	6,739,049

		159,217,355

Mortgage Real Estate Investment Trusts (REITs) – 1.6%
1,329,371	KKR Real Estate Finance Trust, Inc. REIT	24,234,433
1,431,336	PennyMac Mortgage Investment Trust REIT	24,475,846
4,935,624	Two Harbors Investment Corp. REIT	30,798,294

		79,508,573

GOLDMAN SACHS SMALL CAP VALUE FUND

Schedule of Investments (continued)

November 30, 2020 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Multiline Retail – 0.1%
59,460	Big Lots, Inc.	$ 3,072,298

Oil, Gas & Consumable Fuels – 2.3%
1,005,585	Brigham Minerals, Inc., Class A	10,478,196
1,562,270	EQT Corp.	23,246,578
349,943	Falcon Minerals Corp.	804,869
1,457,501	Golar LNG Ltd. (Cameroon)*	13,263,259
878,851	Rattler Midstream LP	7,285,675
194,781	Renewable Energy Group, Inc.*	11,312,880
2,029,978	Viper Energy Partners LP	22,735,754
3,365,445	WPX Energy, Inc.*	23,961,968

		113,089,179

Paper & Forest Products – 0.1%
122,287	Domtar Corp.	3,680,839

Pharmaceuticals – 0.3%
368,554	Prestige Consumer Healthcare, Inc.*	13,109,466

Professional Services – 1.1%
414,181	ASGN, Inc.*	32,380,671
75,305	FTI Consulting, Inc.*	7,908,531
170,585	ICF International, Inc.	12,355,471

		52,644,673

Real Estate Management & Development – 0.3%
919,847	Kennedy-Wilson Holdings, Inc.	14,699,155

Road & Rail – 1.1%
422,899	ArcBest Corp.	17,723,697
254,924	Marten Transport Ltd.	4,494,310
172,751	Saia, Inc.*	30,151,960

		52,369,967

Semiconductors & Semiconductor Equipment – 1.7%
556,153	Allegro MicroSystems, Inc. (Japan)*	13,319,864
870,144	Cohu, Inc.	24,703,388
573,301	Onto Innovation, Inc.*	25,345,637

Shares	Description	Value

Common Stocks – (continued)
Semiconductors & Semiconductor Equipment – (continued)
198,203	Semtech Corp.*	$ 13,372,757
34,691	Silicon Laboratories, Inc.*	4,066,132

		80,807,778

Software – 1.1%
341,779	Bottomline Technologies DE, Inc.*	15,598,794
1,459,493	Cloudera, Inc.*	17,046,878
264,764	Verint Systems, Inc.*	15,080,957
261,037	Vertex, Inc., Class A*	6,588,574

		54,315,203

Specialty Retail – 3.3%
329,347	Aaron’s Holdings Co., Inc.	20,725,807
219,938	Abercrombie & Fitch Co., Class A	4,561,514
1,558,831	American Eagle Outfitters, Inc.	28,043,370
159,674	At Home Group, Inc.*	3,024,225
11,159	Burlington Stores, Inc.*	2,438,688
33,011	Five Below, Inc.*	5,162,920
103,322	Lithia Motors, Inc., Class A	29,891,055
464,110	Rent-A-Center, Inc.	15,696,200
35,104	RH*	15,907,729
396,695	Sally Beauty Holdings, Inc.*	4,561,992
88,805	Sleep Number Corp.*	6,162,179
335,940	Sonic Automotive, Inc., Class A	13,565,257
378,855	Zumiez, Inc.*	14,051,732

		163,792,668

Textiles, Apparel & Luxury Goods – 2.0%
646,770	Capri Holdings Ltd.*	22,882,722
367,873	Crocs, Inc.*	21,664,041
8,708	Deckers Outdoor Corp.*	2,216,970
1,055,524	Tapestry, Inc.	29,892,440
730,382	Wolverine World Wide, Inc.	21,078,824

		97,734,997

Thrifts & Mortgage Finance – 2.3%
2,619,058	MGIC Investment Corp.	31,323,934

GOLDMAN SACHS SMALL CAP VALUE FUND

Schedule of Investments (continued)

November 30, 2020 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Thrifts & Mortgage Finance – (continued)
973,672	NMI Holdings, Inc., Class A*	$ 21,333,153
301,985	Provident Financial Services, Inc.	4,732,105
381,811	Walker & Dunlop, Inc.	30,548,698
1,039,569	Washington Federal, Inc.	24,294,728

		112,232,618

Trading Companies & Distributors – 1.7%
664,197	Beacon Roofing Supply, Inc.*	24,170,129
651,417	BMC Stock Holdings, Inc.*	31,880,348
432,958	Herc Holdings, Inc.*	24,799,834

		80,850,311

Water Utilities – 0.4%
264,754	SJW Group	17,367,862

TOTAL COMMON STOCKS (Cost $3,781,289,460)		$4,833,938,331

Shares	Dividend Rate	Value

Investment Company – 1.3%(b)
Goldman Sachs Financial Square Government Fund – Institutional Shares
62,709,158	0.016%	$ 62,709,158
(Cost $62,709,158)

TOTAL INVESTMENTS BEFORE SECURITIES LENDING REINVESTMENT VEHICLE (Cost $3,843,998,618)		$4,896,647,489

Shares	Dividend Rate	Value

Securities Lending Reinvestment Vehicle – 0.2%(b)
Goldman Sachs Financial Square Government Fund – Institutional Shares
10,457,564	0.016%	$ 10,457,564
(Cost $10,457,564)

TOTAL INVESTMENTS – 100.3% (Cost $3,854,456,182)		$4,907,105,053

LIABILITIES IN EXCESS OF OTHER ASSETS – (0.3)%		(12,237,665)

NET ASSETS – 100.0%		$4,894,867,388

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	All or a portion of security is on loan.

(b)	Represents an affiliated issuer.

Investment Abbreviations:
LP	— Limited Partnership
PLC	— Public Limited Company
REIT	— Real Estate Investment Trust

GOLDMAN SACHS SMALL/MID CAP VALUE FUND

Schedule of Investments

November 30, 2020 (Unaudited)

Shares	Description	Value

Common Stocks – 98.6%
Aerospace & Defense – 1.6%
10,191	Aerojet Rocketdyne Holdings, Inc.*	$ 381,449
6,994	Curtiss-Wright Corp.	806,128
12,486	Hexcel Corp.	618,307

		1,805,884

Air Freight & Logistics – 0.9%
10,227	XPO Logistics, Inc.*	1,091,016

Airlines – 1.0%
3,573	Allegiant Travel Co.	608,089
13,261	SkyWest, Inc.	569,295

		1,177,384

Auto Components – 1.3%
24,993	Adient PLC*	782,031
4,669	Lear Corp.	667,434

		1,449,465

Banks – 9.0%
6,698	Bank of Hawaii Corp.	501,546
6,278	BOK Financial Corp.	420,312
18,240	Columbia Banking System, Inc.	576,566
12,277	Commerce Bancshares, Inc.	809,791
9,744	Community Bank System, Inc.	606,564
7,580	Cullen/Frost Bankers, Inc.	636,038
18,499	East West Bancorp, Inc.	790,277
19,588	First Financial Bankshares, Inc.	654,631
16,389	Glacier Bancorp, Inc.	668,179
7,992	Independent Bank Corp.	540,579
15,491	PacWest Bancorp	360,321
15,479	Pinnacle Financial Partners, Inc.	838,343
10,691	Prosperity Bancshares, Inc.	671,715
5,530	Signature Bank	620,411
8,411	South State Corp.	559,079
19,970	Synovus Financial Corp.	630,453
19,146	TCF Financial Corp.	643,306

		10,528,111

Beverages – 0.3%
342	Boston Beer Co., Inc. (The), Class A*	318,347

Biotechnology – 0.2%
3,360	Emergent BioSolutions, Inc.*	275,285

Shares	Description	Value

Common Stocks – (continued)
Building Products – 1.4%
12,148	AZEK Co., Inc. (The)*	$ 433,926
6,435	Gibraltar Industries, Inc.*	421,235
42,422	Resideo Technologies, Inc.*	784,383

		1,639,544

Capital Markets – 2.0%
5,889	Hamilton Lane, Inc., Class A	411,523
6,216	Houlihan Lokey, Inc.	402,673
7,545	LPL Financial Holdings, Inc.	684,860
10,641	Stifel Financial Corp.	737,421
5,598	Virtu Financial, Inc., Class A	127,578

		2,364,055

Chemicals – 3.3%
12,246	Ashland Global Holdings, Inc.	920,532
33,107	Avient Corp.	1,210,061
11,967	Axalta Coating Systems Ltd.*	342,376
12,837	Huntsman Corp.	317,972
7,646	RPM International, Inc.	672,924
5,259	Westlake Chemical Corp.	395,214

		3,859,079

Communications Equipment – 1.0%
13,356	Ciena Corp.*	598,349
40,798	Viavi Solutions, Inc.*	552,609

		1,150,958

Construction & Engineering – 3.1%
24,414	AECOM*	1,266,842
6,512	Jacobs Engineering Group, Inc.	702,254
13,174	MasTec, Inc.*	747,098
13,074	Quanta Services, Inc.	893,477

		3,609,671

Construction Materials – 0.2%
1,692	Vulcan Materials Co.	236,288

Consumer Finance – 1.2%
20,235	Ally Financial, Inc.	599,968
6,933	FirstCash, Inc.	445,376
10,197	OneMain Holdings, Inc.	397,581

		1,442,925

GOLDMAN SACHS SMALL/MID CAP VALUE FUND

Schedule of Investments (continued)

November 30, 2020 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Containers & Packaging – 2.4%
5,107	Avery Dennison Corp.	$ 762,679
11,327	Crown Holdings, Inc.*	1,067,570
7,262	Packaging Corp. of America	944,060

		2,774,309

Diversified Consumer Services – 0.4%
2,264	Chegg, Inc.*	176,433
6,979	frontdoor, Inc.*	330,386

		506,819

Diversified Financial Services – 0.7%
14,668	Voya Financial, Inc.	845,317

Diversified Telecommunication Services – 0.3%
3,739	GCI Liberty, Inc., Class A*	340,698

Electric Utilities – 2.3%
8,827	ALLETE, Inc.	496,431
9,754	Alliant Energy Corp.	513,060
8,403	IDACORP, Inc.	761,144
7,840	PNM Resources, Inc.	385,022
13,398	Portland General Electric Co.	554,409

		2,710,066

Electrical Equipment – 0.5%
3,660	Hubbell, Inc.	591,419

Electronic Equipment, Instruments & Components – 3.7%
41,878	Flex Ltd.*	679,680
5,817	II-VI, Inc.*	393,520
2,572	Littelfuse, Inc.	618,643
19,308	National Instruments Corp.	722,699
3,803	SYNNEX Corp.	609,659
12,982	Trimble, Inc.*	777,232
14,396	Vontier Corp.*	477,515

		4,278,948

Energy Equipment & Services – 0.5%
48,579	ChampionX Corp.*	577,119

Entertainment – 1.2%
21,858	Liberty Media Corp.-Liberty Formula One, Class C*	913,227

Shares	Description	Value

Common Stocks – (continued)
Entertainment – (continued)
7,028	Live Nation Entertainment, Inc.*	$ 461,388

		1,374,615

Equity Real Estate Investment Trusts (REITs) – 10.6%
18,955	Americold Realty Trust REIT	646,934
9,093	Camden Property Trust REIT	898,661
35,472	Columbia Property Trust, Inc. REIT	495,899
16,706	CubeSmart REIT	543,446
11,228	CyrusOne, Inc. REIT	784,949
18,458	Duke Realty Corp. REIT	702,511
6,532	EastGroup Properties, Inc. REIT	890,508
52,908	Empire State Realty Trust, Inc., Class A REIT	478,817
15,512	Equity LifeStyle Properties, Inc. REIT	908,848
22,641	Healthcare Realty Trust, Inc. REIT	667,910
14,894	Highwoods Properties, Inc. REIT	570,440
20,797	Hudson Pacific Properties, Inc. REIT	540,722
4,544	Life Storage, Inc. REIT	498,568
4,276	Mid-America Apartment Communities, Inc. REIT	539,460
8,869	National Health Investors, Inc. REIT	573,470
36,970	Pebblebrook Hotel Trust REIT	683,945
2,351	PS Business Parks, Inc. REIT	309,862
52,408	RLJ Lodging Trust REIT	646,191
3,577	Sun Communities, Inc. REIT	497,203
9,047	Terreno Realty Corp. REIT	524,183

		12,402,527

Food & Staples Retailing – 0.7%
19,295	Performance Food Group Co.*	837,017

Food Products – 2.1%
19,324	Darling Ingredients, Inc.*	932,963
27,226	Hostess Brands, Inc.*	368,912
10,246	Lamb Weston Holdings, Inc.	741,606
4,688	Post Holdings, Inc.*	442,828

		2,486,309

Gas Utilities – 1.2%
6,653	Atmos Energy Corp.	637,956
9,802	ONE Gas, Inc.	776,123

		1,414,079

GOLDMAN SACHS SMALL/MID CAP VALUE FUND

Schedule of Investments (continued)

November 30, 2020 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Health Care Equipment & Supplies – 2.2%
6,845	Avanos Medical, Inc.*	$ 290,160
6,308	DENTSPLY SIRONA, Inc.	321,014
9,727	Globus Medical, Inc., Class A*	584,398
8,077	Hill-Rom Holdings, Inc.	766,184
10,907	Integra LifeSciences Holdings Corp.*	596,940

		2,558,696

Health Care Providers & Services – 0.5%
14,192	Acadia Healthcare Co., Inc.*	602,450

Hotels, Restaurants & Leisure – 3.9%
18,223	Boyd Gaming Corp.	701,403
13,300	Brinker International, Inc.	666,463
10,919	Caesars Entertainment, Inc.*	743,802
21,985	Extended Stay America, Inc.	301,415
5,295	Marriott Vacations Worldwide Corp.	674,212
16,818	Norwegian Cruise Line Holdings Ltd.*	384,628
1,721	Penn National Gaming, Inc.*	120,470
16,597	SeaWorld Entertainment, Inc.*	463,056
768	Texas Roadhouse, Inc.	58,215
9,901	Wyndham Destinations, Inc.	416,436

		4,530,100

Household Durables – 1.6%
866	Helen of Troy Ltd.*	174,923
6,610	Meritage Homes Corp.*	595,892
21,447	Taylor Morrison Home Corp.*	542,180
2,933	TopBuild Corp.*	511,017

		1,824,012

Industrial Conglomerates – 0.8%
6,139	Carlisle Cos., Inc.	889,111

Insurance – 5.0%
8,483	American Financial Group, Inc.	758,465
17,709	Brown & Brown, Inc.	797,436
10,150	Globe Life, Inc.	944,965
4,003	Hanover Insurance Group, Inc. (The)	449,737
7,934	Kemper Corp.	594,654
4,975	Primerica, Inc.	648,093
2,659	RenaissanceRe Holdings Ltd. (Bermuda)	437,778
7,223	Selective Insurance Group, Inc.	446,526
11,925	W R Berkley Corp.	776,675

		5,854,329

Shares	Description	Value

Common Stocks – (continued)
IT Services – 2.0%
3,301	CACI International, Inc., Class A*	$ 783,294
12,604	Genpact Ltd.	512,353
6,175	Science Applications International Corp.	571,434
2,719	WEX, Inc.*	471,040

		2,338,121

Leisure Products – 0.9%
10,347	Brunswick Corp.	772,300
13,284	Callaway Golf Co.	282,285

		1,054,585

Life Sciences Tools & Services – 1.9%
6,024	PerkinElmer, Inc.	801,192
5,237	PRA Health Sciences, Inc.*	587,591
5,469	QIAGEN NV*	263,934
9,094	Syneos Health, Inc.*	598,749

		2,251,466

Machinery – 5.7%
23,183	Colfax Corp.*	836,442
10,549	Donaldson Co., Inc.	561,629
42,542	Gates Industrial Corp. PLC*	547,941
12,486	Graco, Inc.	845,802
12,724	ITT, Inc.	924,144
1,701	Nordson Corp.	346,681
23,596	Rexnord Corp.	885,086
18,535	Timken Co. (The)	1,361,210
2,946	Watts Water Technologies, Inc., Class A	345,124

		6,654,059

Media – 0.4%
4,752	Nexstar Media Group, Inc., Class A	500,148

Metals & Mining – 1.9%
24,432	Arconic Corp.*	672,124
22,340	Commercial Metals Co.	444,790
45,899	Constellium SE*	580,163
31,059	Sandstorm Gold Ltd. (Canada)*	226,420
9,432	Steel Dynamics, Inc.	341,533

		2,265,030

Mortgage Real Estate Investment Trusts (REITs) – 1.2%
23,220	KKR Real Estate Finance Trust, Inc. REIT	423,301
24,997	PennyMac Mortgage Investment Trust REIT	427,449

GOLDMAN SACHS SMALL/MID CAP VALUE FUND

Schedule of Investments (continued)

November 30, 2020 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Mortgage Real Estate Investment Trusts (REITs) – (continued)
91,697	Two Harbors Investment Corp. REIT	$ 572,189

		1,422,939

Oil, Gas & Consumable Fuels – 2.3%
15,294	Cheniere Energy, Inc.*	867,017
28,722	EQT Corp.	427,383
39,630	Parsley Energy, Inc., Class A	496,564
27,167	Viper Energy Partners LP	304,271
89,852	WPX Energy, Inc.*	639,746

		2,734,981

Personal Products – 0.3%
15,524	BellRing Brands, Inc., Class A*	316,690

Pharmaceuticals – 1.0%
12,400	Catalent, Inc.*	1,192,136

Professional Services – 1.5%
12,565	ASGN, Inc.*	982,332
11,060	Robert Half International, Inc.	709,831

		1,692,163

Real Estate Management & Development – 0.7%
36,837	Cushman & Wakefield PLC*	548,871
15,241	Kennedy-Wilson Holdings, Inc.	243,551

		792,422

Road & Rail – 1.2%
10,346	ArcBest Corp.	433,601
3,784	Old Dominion Freight Line, Inc.	769,514
1,177	Saia, Inc.*	205,434

		1,408,549

Semiconductors & Semiconductor Equipment – 2.6%
12,625	Allegro MicroSystems, Inc. (Japan)*(a)	302,369
7,371	Cree, Inc.*	666,265
5,856	Entegris, Inc.	542,383
3,393	First Solar, Inc.*	317,008
4,081	MKS Instruments, Inc.	563,096
21,187	ON Semiconductor Corp.*	609,126

		3,000,247

Software – 0.7%
19,522	Nuance Communications, Inc.*	841,984

Shares	Description	Value

Common Stocks – (continued)
Specialty Retail – 2.6%
33,515	American Eagle Outfitters, Inc.	$ 602,935
2,121	Burlington Stores, Inc.*	463,523
2,157	Dick’s Sporting Goods, Inc.	122,539
3,099	Five Below, Inc.*	484,684
1,698	Lithia Motors, Inc., Class A	491,232
1,390	RH*	629,892
1,038	Ulta Beauty, Inc.*	285,865

		3,080,670

Textiles, Apparel & Luxury Goods – 2.6%
22,900	Capri Holdings Ltd.*	810,202
9,641	Crocs, Inc.*	567,758
615	Deckers Outdoor Corp.*	156,573
37,395	Tapestry, Inc.	1,059,026
14,445	Wolverine World Wide, Inc.	416,883

		3,010,442

Thrifts & Mortgage Finance – 1.3%
61,212	MGIC Investment Corp.	732,095
14,392	NMI Holdings, Inc., Class A*	315,329
20,143	Washington Federal, Inc.	470,742

		1,518,166

Trading Companies & Distributors – 0.7%
11,503	Beacon Roofing Supply, Inc.*	418,594
1,916	Watsco, Inc.	435,622

		854,216

TOTAL COMMON STOCKS (Cost $95,637,561)		$115,274,966

Shares	Dividend Rate	Value

Investment Company – 0.9%(b)
Goldman Sachs Financial Square Government Fund – Institutional Shares
1,080,567	0.016%	$ 1,080,567
(Cost $1,080,567)

TOTAL INVESTMENTS BEFORE SECURITIES LENDING REINVESTMENT VEHICLE (Cost $96,718,128)		$116,355,533

GOLDMAN SACHS SMALL/MID CAP VALUE FUND

Schedule of Investments (continued)

November 30, 2020 (Unaudited)

Shares	Dividend Rate	Value

Securities Lending Reinvestment Vehicle – 0.1%(b)
Goldman Sachs Financial Square Government Fund – Institutional Shares
69,706	0.016%	$ 69,706
(Cost $69,706)

TOTAL INVESTMENTS – 99.6% (Cost $96,787,834)		$116,425,239

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.4%		465,414

NET ASSETS – 100.0%		$116,890,653

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	All or a portion of security is on loan.

(b)	Represents an affiliated issuer.

Investment Abbreviations:
LP	— Limited Partnership
PLC	— Public Limited Company
REIT	— Real Estate Investment Trust

GOLDMAN SACHS FUNDAMENTAL EQUITY VALUE FUNDS

Schedule of Investments (continued)

November 30, 2020 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS

Investment Valuation — The Funds’ valuation policy is to value investments at fair value.

Investments and Fair Value Measurements — U.S. GAAP defines the fair value of a financial instrument as the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price); the Funds’ policy is to use the market approach. GAAP establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The level in the fair value hierarchy within which the fair value measurement in its entirety falls shall be determined based on the lowest level input that is significant to the fair value measurement in its entirety. The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable (including, but not limited to, quoted prices for similar investments, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;

Level 3 — Prices or valuations that require significant unobservable inputs (including GSAM’s assumptions in determining fair value measurement).

The Board of Trustees (“Trustees”) has approved Valuation Procedures that govern the valuation of the portfolio investments held by the Funds, including investments for which market quotations are not readily available. The Trustees have delegated to GSAM day-to-day responsibility for implementing and maintaining internal controls and procedures related to the valuation of the Funds’ investments. To assess the continuing appropriateness of pricing sources and methodologies, GSAM regularly performs price verification procedures and issues challenges as necessary to third party pricing vendors or brokers, and any differences are reviewed in accordance with the Valuation Procedures.

Level 1 and Level 2 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 1 and Level 2 are as follows:

Equity Securities — Equity securities traded on a United States (“U.S.”) securities exchange or the NASDAQ system, or those located on certain foreign exchanges, including but not limited to the Americas, are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If there is no sale or official closing price or such price is believed by GSAM to not represent fair value, equity securities will be valued at the valid closing bid price for long positions and at the valid closing ask price for short positions (i.e. where there is sufficient volume, during normal exchange trading hours). If no valid bid/ask price is available, the equity security will be valued pursuant to the Valuation Procedures approved by the Trustees and consistent with applicable regulatory guidance. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2. Certain equity securities containing unique attributes may be classified as Level 2.

Unlisted equity securities for which market quotations are available are valued at the last sale price on the valuation date, or if no sale occurs, at the last bid price for long positions or the last ask price for short positions, and are generally classified as Level 2. Securities traded on certain foreign securities exchanges are valued daily at fair value determined by an independent fair value service (if available) under Valuation Procedures approved by the Trustees and consistent with applicable regulatory guidance. The independent fair value service takes into account multiple factors including, but not limited to, movements in the securities markets, certain depositary receipts, futures contracts and foreign currency exchange rates that have occurred subsequent to the close of the foreign securities exchange. These investments are generally classified as Level 2 of the fair value hierarchy.

Underlying Funds (including Money Market Funds) — Underlying funds (“Underlying Funds”) include other investment companies and exchange-traded funds (“ETFs”). Investments in the Underlying Funds (except ETFs) are valued at the NAV per share on the day of valuation. ETFs are valued daily at the last sale price or official closing price on the principal exchange or system on which the investment is traded. Because the Funds invest in Underlying Funds that fluctuate in value, the Funds’ shares will correspondingly fluctuate in value. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2. For information regarding an Underlying Fund’s accounting policies and investment holdings, please see the Underlying Fund’s shareholder report.

Level 3 Fair Value Investments — To the extent that significant inputs to valuation models and other alternative pricing sources are unobservable, or if quotations are not readily available, or if GSAM believes that such quotations do not accurately reflect fair value, the fair value of a Fund’s investments may be determined under Valuation Procedures approved by the Trustees. GSAM, consistent with its procedures and applicable regulatory guidance, may make an adjustment to the most recent valuation prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining a Fund’s NAV. To the extent investments are valued using single source broker quotations obtained directly from the broker or passed through from third party pricing vendors, such investments are classified as Level 3 investments.

GOLDMAN SACHS FUNDAMENTAL EQUITY VALUE FUNDS

Schedule of Investments (continued)

November 30, 2020 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Fair Value Hierarchy — The following is a summary of the Funds’ investments classified in the fair value hierarchy as of November 30, 2020:

EQUITY INCOME FUND

Investment Type	Level 1	Level 2	Level 3

Assets
Common Stock and/or Other Equity Investments(a)
Asia	$3,967,815	$—	$—
Europe	18,487,399	—	—
North America	335,689,619	—	—
Oceania	5,356,322	—	—
Investment Company	177,732	—	—
Securities Lending Reinvestment Vehicle	10,665	—	—

Total	$363,689,552	$—	$—

FOCUSED VALUE FUND

Investment Type	Level 1	Level 2	Level 3
Assets
Common Stock and/or Other Equity Investments(a)
Europe	$731,273	$—	$—
North America	11,058,783	—	—
Investment Company	301,338	—	—

Total	$12,091,394	$—	$—

LARGE CAP VALUE FUND

Investment Type	Level 1	Level 2	Level 3

Assets
Common Stock and/or Other Equity Investments(a)
Europe	$13,285,242	$—	$—
North America	402,407,070	—	—
Investment Company	9,430,898	—	—

Total	$425,123,210	$—	$—

GOLDMAN SACHS FUNDAMENTAL EQUITY VALUE FUNDS

Schedule of Investments (continued)

November 30, 2020 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

MID CAP VALUE FUND

Investment Type	Level 1	Level 2	Level 3

Assets
Common Stock and/or Other Equity Investments(a)
Europe	$31,516,110	$—	$—
North America	1,005,553,017	—	—
Securities Lending Reinvestment Vehicle	1,440,050	—	—

Total	$1,038,509,177	$—	$—

SMALL CAP VALUE FUND

Investment Type	Level 1	Level 2	Level 3

Assets
Common Stock and/or Other Equity Investments(a)
Africa	$13,263,259	$—	$—
Asia	13,319,864	—	—
North America	4,807,355,208	—	—
Investment Company	62,709,158	—	—
Securities Lending Reinvestment Vehicle	10,457,564	—	—

Total	$4,907,105,053	$—	$—

SMALL/MID CAP VALUE FUND

Investment Type	Level 1	Level 2	Level 3

Assets
Common Stock and/or Other Equity Investments(a)
Asia	$302,369	$—	$—
North America	114,972,597	—	—
Investment Company	1,080,567	—	—
Securities Lending Reinvestment Vehicle	69,706	—	—

Total	$116,425,239	$—	$—

(a)	Amounts are disclosed by continent to highlight the impact of time zone differences between local market close and the calculation of NAV. Security valuations are based on the principal exchange or system on which they are traded, which may differ from country of domicile noted in table.

For further information regarding security characteristics, see the Schedules of Investments.

GOLDMAN SACHS FUNDAMENTAL EQUITY VALUE FUNDS

Schedule of Investments (continued)

November 30, 2020 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Securities Lending — The Funds may lend their securities through a securities lending agent, the Bank of New York Mellon (“BNYM”), to certain qualified borrowers. In accordance with the Funds’ securities lending procedures, the Funds receive cash collateral at least equal to the market value of the securities on loan. The market value of the loaned securities is determined at the close of business of the Funds at their last sale price or official closing price on the principal exchange or system on which they are traded, and any additional required collateral is delivered to the Funds on the next business day. As with other extensions of credit, the Funds may experience delay in the recovery of their securities or incur a loss should the borrower of the securities breach its agreement with the Funds or become insolvent at a time when the collateral is insufficient to cover the cost of repurchasing securities on loan. Dividend income received from securities on loan may not be subject to withholding taxes and therefore withholding taxes paid may differ from the amounts listed in the Statements of Operations. Loans of securities are terminable at any time and as such 1) the remaining contractual maturities of the outstanding securities lending transactions are considered to be overnight and continuous and 2) the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

The Funds invest the cash collateral received in connection with securities lending transactions in the Goldman Sachs Financial Square Government Fund (“Government Money Market Fund”), an affiliated series of the Goldman Sachs Trust. The Government Money Market Fund is registered under the Act as an open end investment company, is subject to Rule 2a-7 under the Act, and is managed by GSAM, for which GSAM may receive a management fee of up to 0.16% on an annualized basis of the average daily net assets of the Government Money Market Fund.

In the event of a default by a borrower with respect to any loan, BNYM may exercise any and all remedies provided under the applicable borrower agreement to make the Funds whole. These remedies include purchasing replacement securities by applying the collateral held from the defaulting broker against the purchase cost of the replacement securities. If BNYM is unable to purchase replacement securities, BNYM will indemnify the Funds by paying the Funds an amount equal to the market value of the securities loaned minus the value of cash collateral received from the borrower for the loan, subject to an exclusion for any shortfalls resulting from a loss of value in such cash collateral due to reinvestment risk. The Funds’ master netting agreements with certain borrowers provide the right, in the event of a default (including bankruptcy or insolvency), for the non-defaulting party to liquidate the collateral and calculate net exposure to the defaulting party or request additional collateral. However, in the event of a default by a borrower, a resolution authority could determine that such rights are not enforceable due to the restrictions or prohibitions against the right of set-off that may be imposed in accordance with a particular jurisdiction’s bankruptcy or insolvency laws. The Funds’ loaned securities were all subject to enforceable Securities Lending Agreements and the value of the collateral was at least equal to the value of the cash received.

Each of the Funds and BNYM received compensation relating to the lending of the Funds’ securities.

The Funds’ risks include, but are not limited to, the following:

Dividend-Paying Investments Risk — A Fund’s investments in dividend-paying securities could cause a Fund to underperform other funds. Securities that pay dividends, as a group, can fall out of favor with the market, causing such securities to underperform securities that do not pay dividends. Depending upon market conditions and political and legislative responses to such conditions, dividend-paying securities that meet a Fund’s investment criteria may not be widely available and/or may be highly concentrated in only a few market sectors. In addition, issuers that have paid regular dividends or distributions to shareholders may not continue to do so at the same level or at all in the future. This may limit the ability of a Fund to produce current income.

Foreign and Emerging Countries Risk — Investing in foreign markets may involve special risks and considerations not typically associated with investing in the United States. Foreign securities may be subject to risk of loss because of more or less foreign government regulation, less public information and less economic, political and social stability in the countries in which a Fund invests. The imposition of exchange controls (including repatriation restrictions), confiscation of assets and property, trade restrictions (including tariffs) and other government restrictions by the United States or other governments, or from problems in share registration, settlement or custody, may also result in losses. Foreign risk also involves the risk of negative foreign currency rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which a Fund has exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time.

Foreign Custody Risk — If a Fund invests in foreign securities, the Fund may hold such securities and cash with foreign banks, agents, and securities depositories appointed by the Fund’s custodian (each a “Foreign Custodian”). Some foreign custodians may be recently organized or new to the foreign custody business. In some countries, Foreign Custodians may be subject to little or no regulatory oversight over, or independent evaluation of, their operations. Further, the laws of certain countries may place limitations on a Fund’s ability to recover its assets if a Foreign Custodian enters bankruptcy. Investments in emerging markets may be subject to even greater custody risks than investments in more developed markets. Custody services in emerging market countries are very often undeveloped and may be considerably less well regulated than in more developed countries, and thus may not afford the same level of investor protection as would apply in developed countries.

GOLDMAN SACHS FUNDAMENTAL EQUITY VALUE FUNDS

Schedule of Investments (continued)

November 30, 2020 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Investments in Other Investment Companies Risk — As a shareholder of another investment company, including an exchange-traded fund (“ETF”), a Fund will indirectly bear its proportionate share of any net management fees and other expenses paid by such other investment companies, in addition to the fees and expenses regularly borne by the Fund. ETFs are subject to risks that do not apply to conventional mutual funds, including but not limited to the following: (i) the market price of the ETF’s shares may trade at a premium or a discount to their NAV; and (ii) an active trading market for an ETF’s shares may not develop or be maintained.

Large Shareholder Transactions Risk — A Fund may experience adverse effects when certain large shareholders, such as other funds, institutional investors (including those trading by use of non-discretionary mathematical formulas), financial intermediaries (who may make investment decisions on behalf of underlying clients and/or include a Fund in their investment model), individuals, accounts and Goldman Sachs affiliates, purchase or redeem large amounts of shares of a Fund. Such large shareholder redemptions, which may occur rapidly or unexpectedly, may cause a Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact a Fund’s NAV and liquidity. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs. In addition, a large redemption could result in a Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Fund’s expense ratio. Similarly, large Fund share purchases may adversely affect a Fund’s performance to the extent that the Fund is delayed in investing new cash or otherwise maintains a larger cash position than it ordinarily would.

Liquidity Risk — A Fund may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. Liquidity risk may also refer to the risk that a Fund will not be able to pay redemption proceeds within the allowable time period or without significant dilution to remaining investors’ interests because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, a Fund may be forced to sell investments at an unfavorable time and/or under unfavorable conditions. If a Fund is forced to sell securities at an unfavorable time and/or under unfavorable conditions, such sales may adversely affect the Fund’s NAV and dilute remaining investors’ interests. These risks may be more pronounced in connection with a Fund’s investments in securities of issuers located in emerging market countries. Redemptions by large shareholders may have a negative impact on a Fund’s liquidity.

Market and Credit Risks — In the normal course of business, a Fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk). The value of the securities in which a Fund invests may go up or down in response to the prospects of individual companies, particular sectors or governments and/or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets. Events such as war, acts of terrorism, social unrest, natural disasters, the spread of infectious illness or other public health threats could also significantly impact a Fund and its investments. Additionally, a Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.

Non-Diversification Risk — The Focused Value Fund is non-diversified, meaning that it is permitted to invest a larger percentage of its assets in fewer issuers than diversified mutual funds. Thus, the Fund may be more susceptible to adverse developments affecting any single issuer held in its portfolio, and may be more susceptible to greater losses because of these developments.